Property and equipment	12 Months Ended
Dec. 31, 2018
Property and equipment
Property and equipment

9.Property and equipment

				Construction
	Processing			in progress
	servers and	Computers		(CIP) and
	engineering	and office	Other	Advances for
	equipment	equipment	equipment	equipment	Total
Cost
Balance as of December 31, 2016	695	91	162	81	1,029
Transfer between groups	77	1	—	(78)	—
Additions	196	45	16	108	365
Disposals	(146)	(7)	(4)	—	(157)
Balance as of December 31, 2017	822	130	174	111	1,237
Transfer between groups	22	5	12	(39)	—
Additions	478	134	109	15	736
Additions from business combinations (Note 6)	82	22	9	(68)	45
Disposals*	(65)	(13)	(109)	—	(187)
Balance as of December 31, 2018	1,339	278	195	19	1,831
Accumulated depreciation and impairment:
Balance as of December 31, 2016	(328)	(61)	(47)	—	(436)
Depreciation charge	(150)	(21)	(35)	—	(206)
Disposals	122	6	1	—	129
Balance as of December 31, 2017	(356)	(76)	(81)	—	(513)
Depreciation charge	(192)	(40)	(52)	—	(284)
Disposals	16	10	14	—	40
Balance as of December 31, 2018	(532)	(106)	(119)	—	(757)
Net book value
As of December 31, 2016	367	30	115	81	593
As of December 31, 2017	466	54	93	111	724
As of December 31, 2018	807	172	76	19	1,074

*Disposal in the year 2018 includes property and equipment that were classified as held for sale as of December 31, 2018 in the net book value of 90.

As of December 31, 2018, the gross book value of fully depreciated assets is equal to 249 (2017 – 184).